REVENUE, OTHER INCOME AND GAINS - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License revenue	$ 138,404	$ 35,160	$ 50,000
Collaboration revenue	482,580	249,804	66,677
Other revenue	6,257	179	328
Total revenue	627,241	285,143	117,005
Novartis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License revenue	63,330	0	0
Janssen
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License revenue	75,074	35,160	50,000
Collaboration revenue	$ 482,580	$ 249,804	$ 66,677